FINANCIAL ASSETS AND LIABILITIES - Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Liabilities
Derivative liabilities	$ 2,293	$ 1,990
Fair Value, Measurements, Recurring [Member]
Assets
Cash and cash equivalents	309,029	212,942
Restricted cash	62,955	54,112
Marketable securities	16,300	6,524
Derivative assets	3,748	1,594
Liabilities
Derivative liabilities	2,293	1,990
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents	309,029	212,942
Restricted cash	62,955	54,112
Marketable securities	16,300	6,524
Derivative assets	0	0
Liabilities
Derivative liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Marketable securities	0	0
Derivative assets	3,748	1,594
Liabilities
Derivative liabilities	2,293	1,990
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Marketable securities	0	0
Derivative assets	0	0
Liabilities
Derivative liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Secured Debt [Member]
Liabilities
Long-term debt	1,069,538	886,468
Fair Value, Measurements, Recurring [Member] | Secured Debt [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Long-term debt	0	0
Fair Value, Measurements, Recurring [Member] | Secured Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Long-term debt	1,069,538	886,468
Fair Value, Measurements, Recurring [Member] | Secured Debt [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Long-term debt	0	0
Fair Value, Measurements, Recurring [Member] | Convertible Debt [Member]
Liabilities
Long-term debt	195,000	162,122
Fair Value, Measurements, Recurring [Member] | Convertible Debt [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Long-term debt	0	0
Fair Value, Measurements, Recurring [Member] | Convertible Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Long-term debt	195,000	162,122
Fair Value, Measurements, Recurring [Member] | Convertible Debt [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Long-term debt	0	0
Fair Value, Measurements, Recurring [Member] | Other Debt Obligations [Member]
Liabilities
Long-term debt	44,000
Fair Value, Measurements, Recurring [Member] | Other Debt Obligations [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Long-term debt	0
Fair Value, Measurements, Recurring [Member] | Other Debt Obligations [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Long-term debt	44,000
Fair Value, Measurements, Recurring [Member] | Other Debt Obligations [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Long-term debt	0
Estimate of Fair Value Measurement [Member]
Assets
Cash and cash equivalents	309,029	212,942
Restricted cash	62,955	54,112
Marketable securities	16,300	6,524
Derivative assets	3,748	1,594
Estimate of Fair Value Measurement [Member] | Secured Debt [Member]
Liabilities
Long-term debt	1,069,538	886,468
Estimate of Fair Value Measurement [Member] | Convertible Debt [Member]
Liabilities
Long-term debt	195,000	162,122
Estimate of Fair Value Measurement [Member] | Other Debt Obligations [Member]
Liabilities
Long-term debt	44,000	0
Reported Value Measurement [Member]
Assets
Cash and cash equivalents	309,029	212,942
Restricted cash	62,955	54,112
Marketable securities	16,300	6,524
Derivative assets	3,748	1,594
Reported Value Measurement [Member] | Secured Debt [Member]
Liabilities
Long-term debt	1,069,538	886,468
Reported Value Measurement [Member] | Convertible Debt [Member]
Liabilities
Long-term debt	178,856	177,300
Reported Value Measurement [Member] | Other Debt Obligations [Member]
Liabilities
Long-term debt	$ 44,000	$ 0